Share-based Payment Arrangements - Summary of ASE Inc. Option Plans Outstanding Share Options (Detail)	Dec. 31, 2018 TWD ($) yr	Dec. 31, 2017 TWD ($) yr
ASE Inc. option plans [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted Average Remaining Contractual Life (Years) | yr	1.5	2.5
ASE Inc. option plans [member] | Fifth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 73.0	$ 36.5
Weighted Average Remaining Contractual Life (Years) | yr	6.7	7.7
ASE Inc. option plans [member] | Bottom of range [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 40.8	$ 20.4
ASE Inc. option plans [member] | Top of range [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	45.2	$ 22.6
The Company Option Plans [member] | First share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 56.4
Weighted Average Remaining Contractual Life (Years) | yr	9.9